Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of earnings per share

	2025	2024	2023
	ARS 000	ARS 000	ARS 000

Net income attributable to equity holders of the parent	346,353,873	65,245,736	424,094,323

Weighted average number of ordinary shares (1)	1,501,909,381	1,502,618,381	1,504,235,035

(1)	The weighted average number of shares takes into account the weighted average effect of changes in treasury shares during the year